February 17, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Form N-CSR
         John Hancock Equity Trust (the "Registrant") on behalf of:
            John Hancock Large Cap Spectrum Fund

         File Nos. 2-92548; 811-4079

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing containing the final report for John Hancock Large Cap Spectrum Fund (the "Fund") for the period ending December 17, 2003. On December 19, 2003, the Fund transferred all of its assets and liabilities to John Hancock Sovereign Investors Fund ("Sovereign Investors Fund"), a series of John Hancock Investment Trust, in exchange for shares of Sovereign Investors Fund pursuant to an Agreement and Plan of Reorganization.

After this transaction and as of the close of business on December 19, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

                                               Sincerely,


                                               /s/Brian E. Langenfeld
                                               Brian E. Langenfeld
                                               Attorney and Assistant Secretary






ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  FINAL REPORT







                                  John Hancock
                             Large Cap Spectrum Fund











                                December 19, 2003

--------------------------------------------------------------------------------

John Hancock Large Cap Spectrum Fund
Schedule of Investments
December 19, 2003 (Unaudited)
------------------------------------

                                                                                  NUMBER OF
ISSUER, DESCRIPTION                                                                 SHARES          VALUE
------------------------------------                                              ---------       ---------
COMMON STOCKS
(Cost $15,443,647)
Advertising (0.29%)
Omnicom Group, Inc.                                                                    600          $50,874
                                                                                  -------------------------
Automobiles/Trucks (1.37%)
Lear Corp.*                                                                          1,400           85,092
Magna International, Inc. (Class A) (Canada)                                         1,900          152,798
                                                                                  -------------------------
                                                                                                    237,890
                                                                                                  ---------
Banks - United States (6.16%)
Bank of America Corp.                                                                3,800          300,200
FleetBoston Financial Corp.                                                          1,600           68,400
Mellon Financial Corp.                                                               2,100           66,843
National City Corp.                                                                  3,000          100,320
State Street Corp.                                                                   1,350           68,431
U.S. Bancorp                                                                         3,400           98,294
Wachovia Corp.                                                                       3,000          137,850
Wells Fargo & Co.                                                                    3,900          226,512
                                                                                  -------------------------
                                                                                                  1,066,850
                                                                                                  ---------
Beverages (1.32%)
Coca-Cola Co. (The)                                                                  1,350           67,635
PepsiCo, Inc.                                                                        3,400          160,378
                                                                                  -------------------------
                                                                                                    228,013
                                                                                                  ---------
Broker Services (3.93%)
Goldman Sachs Group, Inc. (The)                                                      3,100          298,778
Lehman Brothers Holdings, Inc.                                                       2,200          162,800
Merrill Lynch & Co., Inc.                                                            1,050           59,745
Morgan Stanley                                                                       2,850          159,628
                                                                                  -------------------------
                                                                                                    680,951
                                                                                                  ---------
Building (0.26%)
Georgia-Pacific Corp.                                                                1,500           44,550
                                                                                  -------------------------
Computers (10.66%)
BEA Systems, Inc.*                                                                   5,900           71,685
Cisco Systems, Inc.*                                                                 6,400          152,320
Dell, Inc.*                                                                          8,100          269,082
Electronic Arts, Inc.*                                                               1,000           46,140
Hewlett-Packard Co.                                                                 12,900          286,122
International Business Machines Corp.                                                1,700          158,338
Lexmark International, Inc.*                                                         1,650          125,284
Microsoft Corp.                                                                     20,950          573,192
SAP A.G., American Depositary Receipt (ADR) (Germany)                                               113,260
VERITAS Software Corp.*                                                              1,400           50,904
                                                                                  -------------------------
                                                                                                  1,846,327
                                                                                                  ---------
Consumer Products - Misc. (0.52%)
Clorox Co. (The)                                                                     1,900           89,965
                                                                                  -------------------------


1                         See notes to financial statements.

                                                                                  NUMBER OF
ISSUER, DESCRIPTION                                                                 SHARES          VALUE
------------------------------------                                              ---------       ---------
Cosmetics & Personal Care (1.97%)
Avon Products, Inc.                                                                  1,000          $66,690
Colgate-Palmolive Co.                                                                1,050           51,649
Gillette Co. (The)                                                                   2,150           77,357
Procter & Gamble Co. (The)                                                           1,500          146,280
                                                                                  -------------------------
                                                                                                    341,976
                                                                                                  ---------
Diversified Operations (4.80%)
3M Co.                                                                               1,050           88,273
eBay, Inc.*                                                                            800           49,112
General Electric Co.                                                                16,100          497,329
SPX Corp.*                                                                           1,200           68,400
Tyco International Ltd.                                                              5,100          128,214
                                                                                  -------------------------
                                                                                                    831,328
                                                                                                  ---------
Electronics (6.95%)
Analog Devices, Inc.*                                                                1,800           79,830
ASML Holding N.V. (New York Reg Shares) (Netherlands)*                                               71,250
Avnet, Inc.*                                                                         3,700           79,180
Flextronics International Ltd. (Singapore)*                                          4,800           71,472
Intel Corp.                                                                         12,900          395,127
KLA-Tencor Corp.*                                                                    2,200          122,584
Maxim Integrated Products, Inc.                                                        900           43,749
Parker-Hannifin Corp.                                                                1,800          105,948
Solectron Corp.*                                                                    11,500           67,620
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)*                                           89,249
Texas Instruments, Inc.                                                              2,700           76,518
                                                                                  -------------------------
                                                                                                  1,202,527
                                                                                                  ---------
Finance (8.02%)
American Express Co.                                                                 1,850           87,338
Citigroup, Inc.                                                                     13,850          668,540
Golden West Financial Corp.                                                          2,000          202,700
MBNA Corp.                                                                          10,650          264,014
Sovereign Bancorp., Inc.                                                             1,850           43,642
Washington Mutual, Inc.                                                              3,100          121,892
                                                                                  -------------------------
                                                                                                  1,388,126
                                                                                                  ---------
Food (0.27%)
Dean Foods Co.*                                                                      1,450           47,154
                                                                                  -------------------------
Insurance (4.16%)
American International Group, Inc.                                                   5,900          380,963
Chubb Corp. (The)                                                                    1,900          125,229
Hartford Financial Services Group, Inc. (The)                                        1,200           69,564
Progressive Corp. (The)                                                                700           58,205
Travelers Property Casualty Corp. (Class A)                                          5,324           85,663
                                                                                  -------------------------
                                                                                                    719,624
                                                                                                  ---------
Machinery (1.22%)
Caterpiller, Inc.                                                                    1,400          118,650
Cooper Industries, Ltd. (Class A)                                                    1,600           92,480
                                                                                  -------------------------
                                                                                                    211,130
                                                                                                  ---------


2                         See notes to financial statements.

                                                                                  NUMBER OF
ISSUER, DESCRIPTION                                                                 SHARES          VALUE
------------------------------------                                              ---------       ---------
Media (4.65%)
Comcast Corp. (Class A)*                                                             2,800          $89,152
Comcast Corp. (Special Class A)*                                                    11,600          352,756
Time Warner, Inc.*                                                                   5,450           98,645
Viacom, Inc. (Class B)*                                                              6,200          265,050
                                                                                  -------------------------
                                                                                                    805,603
                                                                                                  ---------
Medical (14.05%)
Aetna, Inc.                                                                          1,700          109,446
Amgen, Inc.*                                                                         3,700          229,030
Bard (C.R.), Inc.                                                                    1,250          101,400
Biogen Idec, Inc.*                                                                   3,200          119,872
Forest Laboratories, Inc.*                                                           1,000           62,510
GlaxoSmithKline Plc, ADR (United Kingdom)                                            2,400          108,000
Johnson & Johnson                                                                    4,550          227,955
McKesson Corp.                                                                       2,850           89,461
Medtronic, Inc.                                                                      3,700          180,042
Millennium Pharmaceuticals, Inc.*                                                    5,150           91,413
Pfizer, Inc.                                                                        18,150          622,000
Shire Pharmaceuticals Group Plc, ADR (United Kingdom)*                                               75,876
St. Jude Medical, Inc.*                                                              1,700          102,085
UnitedHealth Group, Inc.                                                             4,000          224,200
Valeant Pharmaceuticals International                                                1,677           41,573
Wyeth                                                                                1,150           47,150
                                                                                  -------------------------
                                                                                                  2,432,013
                                                                                                  ---------
Metal (1.27%)
Newmont Mining Corp.                                                                 2,600          118,820
Phelps Dodge Corp.*                                                                  1,350          101,790
                                                                                  -------------------------
                                                                                                    220,610
                                                                                                  ---------
Mortgage Banking (1.12%)
Fannie Mae                                                                           2,750          194,205
                                                                                  -------------------------
Oil & Gas (6.59%)
ChevronTexaco Corp.                                                                  1,150           95,761
ConocoPhillips                                                                       4,400          279,092
ENSCO International, Inc.                                                            2,400           65,232
Nabors Industries, Ltd. (Barbados)*                                                  2,200           91,674
Occidental Petroleum Corp.                                                           3,500          144,025
Schlumberger Ltd.                                                                    1,900          100,947
Suncor Energy, Inc. (Canada)                                                         4,600          109,342
Talisman Energy, Inc. (Canada)                                                       1,600           88,208
Valero Energy Corp.                                                                  1,200           56,160
Weatherford International Ltd.*                                                      3,050          110,105
                                                                                  -------------------------
                                                                                                  1,140,546
                                                                                                  ---------
Paper & Paper Products (1.40%)
Bowater, Inc.                                                                        2,000           91,380
MeadWestvaco Corp.                                                                   5,200          151,424
                                                                                  -------------------------
                                                                                                    242,804
                                                                                                  ---------
Retail (7.82%)
Best Buy Co., Inc.                                                                   2,500          129,050
Genuine Parts Co.                                                                    3,100          102,672
Home Depot, Inc. (The)                                                               2,700           95,850
Kohl's Corp.*                                                                        1,100           49,566
Lowe's Cos., Inc.                                                                    2,900          160,457
McDonald's Corp.                                                                     4,700          114,210


3                         See notes to financial statements.

                                                                                  NUMBER OF
ISSUER, DESCRIPTION                                                                 SHARES          VALUE
------------------------------------                                              ---------       ---------
Retail - Continued
Safeway, Inc.*                                                                       3,200          $66,528
Staples, Inc.*                                                                       2,450           64,067
Target Corp.                                                                         2,900          110,229
Walgreen Co.                                                                         2,300           81,213
Wal-Mart Stores, Inc.                                                                7,250          379,538
                                                                                  -------------------------
                                                                                                  1,353,380
                                                                                                  ---------
Telecommunications (4.00%)
BellSouth Corp.                                                                      3,350           92,829
Corning, Inc.*                                                                       5,500           57,365
General Motors Corp. (Class H)*                                                      8,300          132,634
Nextel Communications, Inc. (Class A)*                                               3,300           85,866
Nortel Networks Corp. (Canada)*                                                     17,200           71,896
Sprint Corp.                                                                         3,300           52,272
Sprint Corp. (PCS Group)*                                                            3,900           19,734
Tellabs, Inc.*                                                                      11,300           88,705
Verizon Communications, Inc.                                                         2,650           90,498
                                                                                  -------------------------
                                                                                                    691,799
                                                                                                  ---------
Tobacco (0.59%)
Altria Group, Inc.                                                                   1,850          101,602
                                                                                  -------------------------
Transportation (2.45%)
Burlington Northern Santa Fe Corp.                                                   2,100           67,221
CSX Corp.                                                                            2,000           70,740
Norfolk Southern Corp.                                                              12,100          285,439
                                                                                  -------------------------
                                                                                                    423,400
                                                                                                  ---------
Utilities (2.46%)
American Electric Power Co., Inc.                                                    5,400          161,352
Constellation Energy Group, Inc.                                                     1,800           67,950
Entergy Corp.                                                                        1,600           90,240
PPL Corp.                                                                            2,500          106,825
                                                                                  -------------------------
                                                                                                    426,367
                                                                                                  ---------

                                           TOTAL COMMON STOCKS                     (98.30%)      17,019,614
                                                                                  -------------------------

                                             TOTAL INVESTMENTS                     (98.30%)      17,019,614
                                                                                  -------------------------

                             OTHER ASSETS AND LIABILITIES, NET                      (1.70%)         294,401
                                                                                  -------------------------

                                              TOTAL NET ASSETS                    (100.00%)     $17,314,015
                                                                                  -------------------------

*  Non-income-producing security.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


4                         See notes to financial statements.

                           John Hancock Large Cap Spectrum Fund

-----------------------    --------------------------------------------------------------------------------------------
ASSETS AND                 ASSETS
-----------------------    --------------------------------------------------------------------------------------------
LIABILITIES                Investments at value (cost -$15,443,647)                                         $17,019,614
-----------------------    Cash                                                                                 257,285
Final report               Receivable for investments sold                                                       68,302
December 19, 2003 *        Receivable for shares sold                                                               518
(unaudited)                Dividends receivable                                                                  16,257
                           Receivable from affiliates                                                            30,825
                           Other assets                                                                             438
                           Total assets                                                                      17,393,239
                           --------------------------------------------------------------------------------------------
                           LIABILITIES
                           --------------------------------------------------------------------------------------------
                           Payable for shares repurchased                                                           518
                           Payable to affiliates
                                Management fee                                                                   21,372
                                Distribution and service fee                                                     10,379
                                Other                                                                            11,444
                           Other payables and accrued expenses                                                   35,511
                           Total liabilities                                                                     79,224
                           --------------------------------------------------------------------------------------------
                           NET ASSETS
                           --------------------------------------------------------------------------------------------
                           Capital paid-in                                                                   20,821,489
                           Accumulated net realized loss on investments and
                                foreign currency transactions                                                (5,083,312)
                           Net unrealized appreciation of investments and
                                translation of assets and liabilities in foreign currencies                   1,575,854
                           Accumulated net investment loss                                                          (16)
                           Net assets                                                                       $17,314,015
                           --------------------------------------------------------------------------------------------
                           NET ASSET VALUE PER SHARE
                           --------------------------------------------------------------------------------------------
                           Based on net asset values and shares outstanding
                           Class A     ($5,459,225 /  598,745  shares)                                             $9.12
                           Class B     ($7,546,036 /  837,696  shares)                                             $9.01
                           Class C     ($4,308,754 /  478,283  shares)                                             $9.01
                           --------------------------------------------------------------------------------------------
                           MAXIMUM OFFERING PRICE PER SHARE
                           --------------------------------------------------------------------------------------------
                           Class A(1)       ($9.12 / 95%)                                                         $9.60
                           Class C          ($9.01 / 99%)                                                         $9.10

                           (1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price was reduced

                             * The net assets of the Fund were merged into John Hancock Sovereign Investors Fund as of the close of business on December 19, 2003, and the Fund was subsequently terminated.
                               The Statement of Assets and Liabilities reflects the Fund's position prior to the transfer of net assets and the termination of the Fund. See Note A to financial statements.


5                         See notes to financial statements.

                      John Hancock Large Cap Spectrum Fund

----------------------   ----------------------------------------------------------------------------------------------
OPERATIONS               INVESTMENT INCOME
----------------------   ----------------------------------------------------------------------------------------------
Period from              Dividends (net of foreign withholding taxes of $194)                                  $36,762
November 1, 2003 to      Interest (including securities lending income of $39)                                     182
December 19, 2003 *      Total investment income                                                                36,944
(unaudited)
                         ----------------------------------------------------------------------------------------------
                         EXPENSES
                         ----------------------------------------------------------------------------------------------
                         Investment management fee                                                              19,955
                         Class A distribution and service fee                                                    2,230
                         Class B distribution and service fee                                                   10,232
                         Class C distribution and service fee                                                    5,813
                         Transfer agent fee                                                                     12,725
                         Registration and filing fee                                                             9,546
                         Custodian fee                                                                           3,540
                         Accounting and legal services fee                                                         704
                         Total expenses                                                                         64,745
                         Less expense reductions                                                               (18,298)

                         Net expenses                                                                           46,447

                         Net investment loss                                                                    (9,503)

                         ----------------------------------------------------------------------------------------------
                         REALIZED AND UNREALIZED GAIN (LOSS)
                         ----------------------------------------------------------------------------------------------
                         Net realized loss on
                         Investments                                                                           (59,067)
                         Foreign currency transactions                                                            (465)

                         Change in net unrealized appreciation (depreciation) of
                         Investments                                                                           441,562
                         Translation of assets and liabilities in foreign currencies                              (113)

                         Net realized and unrealized gain                                                      381,917

                         Increase in net assets from operations                                                $372,414


                      *  The net assets of the Fund were merged into John Hancock Sovereign Investors Fund as of the close of business on December 19, 2003, and the Fund was subsequently terminated. The Statement of Operations reflects the Fund's position prior to the transfer of net assets and the termination of the Fund.
                         See Note A to financial statements.


6                         See notes to financial statements.

                 John Hancock Large Cap Spectrum Fund

                                                                                                                 PERIOD
                                                                                                              FROM 11-1-03
                                                                                               YEAR ENDED     TO 12-19-03 *
                                                                                                10-31-03       (UNAUDITED)
-----------------   -------------------------------------------------------------------------------------------------------
CHANGES IN          INCREASE (DECREASE) IN NET ASSETS
-----------------   -------------------------------------------------------------------------------------------------------
NET ASSETS          From operations
-----------------   Net investment loss                                                          ($58,915)         ($9,503)
                    Net realized loss                                                            (921,409)         (59,532)
                    Change in net unrealized appreciation (depreciation)                        3,504,011          441,449
                    Increase in net assets resulting from operations                            2,523,687          372,414

                    From Fund share transactions                                               (4,572,427)        (840,735)

                    ------------------------------------------------------------------------------------------------------
                    NET ASSETS
                    ------------------------------------------------------------------------------------------------------
                    Beginning of period                                                        19,831,076       17,782,336
                    End of period  1                                                          $17,782,336      $17,314,015


                    (1) Includes accumulated net investment loss of $16 and $16 respectively.

                      * The net assets of the Fund were merged into John Hancock Sovereign Investors Fund as of the close of business on December 19, 2003, and the Fund was subsequently terminated. The Statement of Changes in Net Assets reflects the Fund's position prior to the transfer of net assets and the termination of the Fund.
                        See Note A to financial statements.


7                         See notes to financial statements.

John Hancock Large Cap Spectrum Fund
Financial Highlights
CLASS A SHARES

PERIOD ENDED                                                                10-31-02 (1)     10-31-03    12-19-03 (2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.00           $7.67        $8.92
Net investment income (3)                                                          -4            0.01           -4
Net realized and unrealized gain (loss) on investments                          (2.33)           1.24         0.20
Total from investment operations                                                (2.33)           1.25         0.20
Net asset value, end of period                                                  $7.67           $8.92        $9.12 (5)
Total return 6,7 (%)                                                           (23.30) (8)      16.30         2.24
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                            $6              $6           $5
Ratio of expenses to average net assets (%)                                      1.50  (9)       1.50         1.50
Ratio of adjusted expenses to average net assets (10) (%)                        2.40  (9)       2.33         2.28
Ratio of net investment income to average net assets (%)                           --  (9)       0.16         0.08
Portfolio turnover (%)                                                             70              81           7


8                         See notes to financial statements.

John Hancock Large Cap Spectrum Fund
Financial Highlights
CLASS B  SHARES

PERIOD ENDED                                                                10-31-02 (1)     10-31-03    12-19-03 (2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.00           $7.64        $8.82
Net investment loss  3                                                          (0.04)          (0.04)       (0.01)
Net realized and unrealized gain (loss) on investments                          (2.32)           1.22         0.20
Total from investment operations                                                (2.36)           1.18         0.19
Net asset value, end of period                                                  $7.64           $8.82        $9.01 (5)
Total return 6,7 (%)                                                           (23.60) (8)      15.45         2.15
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                            $8              $8           $8
Ratio of expenses to average net assets (%)                                      2.20  (9)       2.20         2.20
Ratio of adjusted expenses to average net assets 10 (%)                          3.10  (9)       3.03         2.98
Ratio of net investment loss to average net assets (%)                          (0.69) (9)      (0.54)       (0.63)
Portfolio turnover (%)                                                             70              81            7


9                         See notes to financial statements.

John Hancock Large Cap Spectrum Fund
Financial Highlights
CLASS C  SHARES

PERIOD ENDED                                                                10-31-02 (1)     10-31-03    12-19-03 (2)
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.00           $7.64        $8.82
Net investment loss  3                                                          (0.04)          (0.04)       (0.01)
Net realized and unrealized gain (loss) on investments                          (2.32)           1.22         0.20
Total from investment operations                                                (2.36)           1.18         0.19
Net asset value, end of period                                                  $7.64           $8.82        $9.01 (5)
Total return 6,7 (%)                                                           (23.60) (8)      15.45        2.15
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                            $6              $4           $4
Ratio of expenses to average net assets (%)                                      2.20  (9)       2.20         2.20
Ratio of adjusted expenses to average net assets 10 (%)                          3.10  (9)       3.03         2.98
Ratio of net investment loss to average net assets (%)                          (0.69) (9)      (0.54)       (0.63)
Portfolio turnover (%)                                                             70              81            7


(1)  Class A, Class B, and Class C shares began operations on 2-25-02.
(2)  Final period from 11-1-03 through 12-19-03. Unaudited.
(3)  Based on the average of the shares outstanding.
(4)  Less than $0.01 per share.
(5) Net asset value per share before the merger to John Hancock Sovereign Investors Fund and the termination of the Fund. See Note A to financial statements.
(6) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(7) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(8)  Not annualized.
(9)  Annualized.
(10) Does not take into consideration expense reductions during the periods shown.


10                        See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies
John Hancock Large Cap Spectrum Fund (the "Fund") was a non-diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term growth of capital. The Fund's assets were allocated among three investment styles: core, growth and value.

The Trustees had authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represented an interest in the same portfolio of investments of the Fund and had equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may have been applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bore distribution and service expenses under the terms of a distribution plan had exclusive voting rights to that distribution plan.

On December 19, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Fund to the John Hancock Sovereign Investors Fund (the "Acquiring Fund") in exchange solely for shares of beneficial interest of the Acquiring Fund.

After this transaction and as of the close of business on December 19, 2003, the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments
Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. Investments in AIM Cash Investment Trust were valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation
All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing on the dates of the transactions.

The Fund did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations were included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions
Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations
Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, were calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses
The majority of the expenses were directly identifiable to an individual fund. Expenses that were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings
The Fund was permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings of up to $250 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended December 19, 2003.

Securities lending
The Fund may have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. These fees were included in interest income. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned on December 19, 2003. Securities lending expenses, if any, were paid by the Fund to the Adviser.

Federal income taxes
The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not subject to federal income tax on taxable income that was distributed to shareholders. Therefore, no federal income tax provision was required as of December 19, 2003, the Fund's final tax year. As of December 19, 2003, for federal income tax purposes, the Fund had $4,966,704 of a capital loss carryforward expiring as follows: October 31, 2010 - $4,063,884, October 31, 2011 - $817,112 and December 19, 2011 - $85,708. The unused capital loss carryforward as of December 19, 2003 was transferred to the Acquiring Fund and will be available, to the extent provided by regulations, to offset net capital gains of the Acquiring Fund.

Dividends, interest and distributions
Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class.

As of December 19, 2003, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates
The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others
The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value. The Adviser had a subadvisory agreement with Alliance Capital Management L.P. The Fund was not responsible for payment of the subadvisory fees.

The Adviser had agreed to limit the Fund's total expenses, excluding the distribution and service fees, to 1.20% of the Fund's average daily net asset value. Accordingly, the expense reduction related to total expense limitation amounted to $18,298 for the period ended December 19, 2003. The Adviser reserved the right to terminate this limitation in the future.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended December 19, 2003, JH Funds received net up-front sales charges of $1,239 with regard to sales of Class A shares. Of this amount, $65 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $205 was paid as sales commissions to unrelated broker-dealers and $969 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended December 19, 2003, JH Funds received net up-front sales charges of $270 with regard to sales of Class C shares. Of this amount, $269 was paid as sales commissions to unrelated broker-dealers and $1 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended December 19, 2003, CDSCs received by JH Funds amounted to $2,861 for Class B shares and $25 for Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund had an unlimited number of shares authorized with no par value.

                                                                                             PERIOD FROM 11-1-03
                                                                                                 TO 12-19-03
                                                         YEAR ENDED 10-31-03                     (UNAUDITED)
                                                       SHARES          AMOUNT                 SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------------------
Sold                                                  141,090      $1,117,243                  11,901         $106,018
Repurchased                                          (297,409)     (2,346,987)                (44,069)        (393,337)
Net decrease                                         (156,319)    ($1,229,744)                (32,168)       ($287,319)

----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Sold                                                  158,301      $1,247,849                   2,855          $25,254
Repurchased                                          (364,438)     (2,826,826)                (41,515)        (368,633)
Net decrease                                         (206,137)    ($1,578,977)                (38,660)       ($343,379)

----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
Sold                                                   76,638        $600,868                   3,564          $31,404
Repurchased                                          (297,805)     (2,364,574)                (27,402)        (241,441)
Net increase (decrease)                              (221,167)     $1,763,706                 (23,838)       ($210,037)

----------------------------------------------------------------------------------------------------------------------
NET DECREASE                                         (583,623)    ($4,572,427)                (94,666)       ($840,735)
----------------------------------------------------------------------------------------------------------------------

NOTE D
Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 19, 2003, aggregated $1,264,828 and $2,271,381, respectively.

The cost of investments owned on December 19, 2003, including short-term investments, for federal income tax purposes was $15,560,255. Gross unrealized appreciation and depreciation of investments aggregated $1,917,985 and $458,626, respectively, resulting in net unrealized appreciation of $1,459,359. The difference between book basis and tax basis net unrealized appreciation of investments was attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of accounts
During the period ended December 19, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $465, a decrease in accumulated net investment loss of $9,503 and a decrease in capital paid-in of $9,968. This represented the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 19, 2003. These reclassifications, which had no impact on the net asset value of the Fund, were primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for certain foreign currency adjustments and net operating losses. The calculation of net investment loss per share in the Fund's Financial Highlights excluded these adjustments.

NOTE F
Shareholders meeting
On December 19, 2003, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and the Acquiring Fund. The number of votes cast for and against and that abstained from voting were as follows:
923,333 FOR, 60,785 AGAINST and 71,807 ABSTAINED.

The Agreement and Plan of Reorganization provided for the transfer of substantially all of the assets and liabilities of the Fund for shares of beneficial interest of the Acquiring Fund. After this transaction and as of the close of business on December 19, 2003, the Fund was terminated. The financial statements presented herein reflect the position of the Fund prior to the exchange of net assets and termination of the Fund.

                      John Hancock Large Cap Spectrum Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                               William J. Cosgrove
                                John M. DeCiccio
                               Richard A. Farrell
                                William F. Glavin
                              Maureen Ford Goldfarb
                                 John A. Moore*
                             Patti McGill Peterson*
                                  John W. Pratt
                        * Members of the Audit Committee
                                    Officers
                              Maureen Ford Goldfarb
                 Chairman, President and Chief Executive Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                   Subadviser
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                Hale and Dorr LLP
                                 60 State Street
                        Boston, Massachusetts 02109-1803
                                    Custodian
                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286




ITEM 2.  CODE OF ETHICS.

As of the end of the period, December 19, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

William F. Glavin is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

See attached Exhibit "Principal Accountant Fees and Services".



                                                                All other
 Audit fees        Audit-related fees        Tax fees             fees
 2002     2003     2002    2003            2002     2003      2002    2003
 ----     ----     ----    ----            ----     ----      ----    ----
------------- ------------- ------------ ------------- ------------- ----------
$18,500  $18,500    -       -              $1,500  $1,500       -       -
------------- ------------- ------------ ------------- ------------- ----------


All services listed above were approved by the audit committee. See attachment "Approval of Audit, Audit-related, Tax and Other Services Provided by the Independent Auditor", with the Audit committee pre-approval policies and procedures.

The Aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $32,050 for the fiscal year ended December 31, 2002, and $322,850 for the fiscal year ended December 31, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
         ------------------------------
         Maureen Ford Goldfarb
         Chairman, President and Chief Executive Officer


Date:    February 11, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         -------------------------------
         Maureen Ford Goldfarb
         Chairman, President and Chief Executive Officer

Date:   February 11, 2003


By:
         -----------------------
         Richard A. Brown
         Senior Vice President and Chief Financial Officer

Date:    February 11, 2003